SIGNIFICANT ACCOUNTING POLICIES - Capital Advance receivable, net - current and overdue amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Total	$ 56,101	$ 67,682	$ 60,636
Current
Financing Receivable, Past Due [Line Items]
Total	53,150	66,018
1-30 days overdue
Financing Receivable, Past Due [Line Items]
Total	964	263
30-60 overdue
Financing Receivable, Past Due [Line Items]
Total	704	129
60-90 overdue
Financing Receivable, Past Due [Line Items]
Total	163	218
Above 90 overdue
Financing Receivable, Past Due [Line Items]
Total	$ 1,120	$ 1,054